SCHEDULE OF FAIR VALUE OF COMMON STOCK PURCHASE WARRANT (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Fair Value Of Common Stock Purchase Warrant
Balance	$ 21,936	$ 20,013	$ 20,013	$ 16,396
Common stock purchase warrant issuance at fair value	2,619	1,048	2,094	3,515
Change in fair value	13,055	(144)	(171)	102
Balance	$ 37,610	$ 20,917	$ 21,936	$ 20,013